Intangible Assets, Net - Schedule of Intangible Assets, Net (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	¥ 3,921,280	¥ 391,699
Accumulated amortization	(353,208)	(123,056)
Impairment Amount	(35,130)	(26,418)
Total	3,532,942	242,225
Indefinite-lived intangible assets	1,416,050	800,747
Total intangible assets Gross Carrying Amount	5,337,330	1,192,446
Total intangible assets - Accumulated amortization	(353,208)	(123,056)
Total intangible assets - Impairment Amount	(35,130)	(26,418)
Total intangible assets - Net Carrying Amount	4,948,992	1,042,972
VMTUD [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	609,170
Total	609,170
Manufacturing License [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	494,000	494,000
Total	494,000	494,000
Surveying And Mapping Qualification [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	250,000	250,000
Total	250,000	250,000
Others [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	62,880	56,747
Total	62,880	56,747
VPT [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	2,586,911
Accumulated amortization	(43,115)
Total	2,543,796
Robotics Platform Technology [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	777,711
Accumulated amortization	(19,443)
Total	758,268
Software and Software Development Costs [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	542,335	389,409
Accumulated amortization	(287,943)	(120,766)
Impairment Amount	(35,130)	(26,418)
Total	219,262	242,225
License Of Maintenance And Overhauls [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	2,290	2,290
Accumulated amortization	(2,290)	¥ (2,290)
Others [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	12,033
Accumulated amortization	(417)
Total	¥ 11,616